SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Investments in Other Associations (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments in other associations
Investment in other associations (in dollars)	$ 124,578	$ 123,686	$ 117,976
Basin Electric Power Cooperative
Investments in other associations
Investment in other associations (in dollars)		84,875	80,250
National Rural Utilities Cooperative Finance Corporation [Member]
Investments in other associations
Investment in other associations (in dollars)		26,808	26,695
CoBank, ACB
Investments in other associations
Investment in other associations (in dollars)		6,212	5,518
Western Fuels Association
Investments in other associations
Investment in other associations (in dollars)		2,275	2,338
Other
Investments in other associations
Investment in other associations (in dollars)		$ 3,516	$ 3,175